Transfers of financial assets and variable interest entities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 37,016	SFr 41,216
Total assets of SPE	50,384	53,354
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	44,641	49,884
Total assets of SPE	44,963	50,017
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	22,734	26,176
Total assets of SPE	SFr 22,760	SFr 26,176